Segment Information (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended			3 Months Ended
	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Medicare Supplement Insurance Business
Segment Reporting Information [Line Items]
Tax benefit related to separation from former parent	$ 106		$ 106
Gain on sale of subsidiary		$ 36		$ 4	$ 36